Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000055216
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 56,289	$ 51,176	$ 43,088	$ 47,873	$ 44,822	$ 43,668	$ 39,841	$ 36,004	$ 31,436	$ 32,575	$ 28,269	$ 23,755	$ 23,996	$ 24,976	$ 32,243	$ 35,753	$ 32,170	$ 31,650	$ 28,256	$ 27,826	$ 25,295	$ 22,232	$ 17,261	$ 19,736	$ 17,869	$ 17,446	$ 16,699	$ 14,349	$ 17,177	$ 15,899	$ 14,943	$ 14,772	$ 13,860	$ 13,191	$ 12,578	$ 11,409	$ 11,418	$ 10,848	$ 10,764	$ 10,724	$ 10,000
C000055215
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 28,176,738	25,616,969	21,568,425	23,962,560	22,434,626	21,857,176	19,940,855	18,020,071	15,732,687	16,302,669	14,147,281	11,888,012	12,008,905	12,498,410	16,134,796	17,889,914	16,096,666	15,835,906	14,137,774	13,921,487	12,654,640	11,122,498	8,634,939	9,871,203	8,937,169	8,725,540	8,351,842	7,176,961	8,591,029	7,951,386	7,472,731	7,387,780	6,931,621	6,596,694	6,289,432	5,705,320	5,709,175	5,423,973	5,381,899	5,361,309	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 19,605,119	18,116,466	16,308,243	17,143,018	16,690,959	15,722,506	15,229,186	13,838,962	12,341,717	12,761,529	11,773,445	10,978,170	10,243,119	10,732,890	12,905,795	13,642,408	12,499,945	12,514,764	11,556,938	10,856,817	9,460,426	8,673,353	7,104,142	8,988,125	8,243,262	8,150,619	7,830,487	6,866,408	8,017,716	7,485,722	7,206,584	7,250,423	6,818,939	6,521,112	6,330,695	5,984,058	5,746,309	5,502,285	5,362,100	5,313,524	5,000,000
NACC2 Index: CRSP US Mega Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Account Value	$ 56,622	51,471	43,330	48,134	45,057	43,890	40,035	36,173	31,577	32,716	28,387	23,850	24,089	25,068	32,358	35,875	32,275	31,748	28,340	27,902	25,361	22,287	17,302	19,776	17,903	17,477	16,725	14,370	17,204	15,923	14,963	14,791	13,876	13,205	12,588	11,416	11,424	10,852	10,767	10,724	10,000
NACC2 Index: CRSP US Mega Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Account Value	$ 28,311,109	$ 25,735,432	$ 21,664,752	$ 24,067,211	$ 22,528,464	$ 21,944,967	$ 20,017,646	$ 18,086,614	$ 15,788,441	$ 16,358,113	$ 14,193,368	$ 11,925,164	$ 12,044,567	$ 12,534,078	$ 16,178,994	$ 17,937,437	$ 16,137,498	$ 15,873,998	$ 14,169,801	$ 13,950,931	$ 12,680,507	$ 11,143,745	$ 8,651,139	$ 9,887,931	$ 8,951,607	$ 8,738,266	$ 8,362,682	$ 7,184,934	$ 8,602,174	$ 7,961,332	$ 7,481,655	$ 7,395,650	$ 6,938,243	$ 6,602,524	$ 6,293,802	$ 5,707,881	$ 5,711,806	$ 5,426,169	$ 5,383,728	$ 5,362,157	$ 5,000,000